AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Short-Term Investments — 74.5%
Foreign Treasury Obligations(n) — 7.8%
Canadian Treasury Bills
1.635%	11/14/19	CAD	450	$ 338,975
United Kingdom Treasury Bills
0.710%	02/10/20	GBP	350	429,169

Total Foreign Treasury Obligations (cost $760,112)				768,144

Shares
Unaffiliated Mutual Fund — 21.5%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	2,134,828	2,134,828
(cost $2,134,828)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 45.2%
U.S. Treasury Bills
1.848%	01/30/20(h)	1,800	1,789,231
1.985%	12/05/19(h)	1,250	1,245,971
2.122%	11/07/19(h)	725	723,718
2.323%	10/10/19	725	724,680

Total U.S. Treasury Obligations (cost $4,482,467)				4,483,600

TOTAL INVESTMENTS—74.5% (cost $7,377,407)				7,386,572

Other assets in excess of liabilities(z) — 25.5%				2,532,463

Net Assets — 100.0%				$ 9,919,035

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Barclays Bank PLC	AUD	1,252	$ 860,857	$ 846,992	$ —	$ (13,865)
Expiring 12/18/19	Barclays Bank PLC	AUD	1,213	833,667	820,580	—	(13,087)
Expiring 12/18/19	Barclays Bank PLC	AUD	957	649,397	647,380	—	(2,017)
Expiring 12/18/19	Barclays Bank PLC	AUD	888	607,013	600,865	—	(6,148)
Expiring 12/18/19	Barclays Bank PLC	AUD	844	581,886	571,124	—	(10,762)
Expiring 12/18/19	Barclays Bank PLC	AUD	719	492,281	486,841	—	(5,440)
Expiring 12/18/19	Barclays Bank PLC	AUD	646	444,599	436,806	—	(7,793)
Expiring 12/18/19	Barclays Bank PLC	AUD	619	427,452	419,042	—	(8,410)
Expiring 12/18/19	Barclays Bank PLC	AUD	530	363,753	358,657	—	(5,096)
Expiring 12/18/19	Barclays Bank PLC	AUD	303	206,612	204,836	—	(1,776)
Expiring 12/18/19	Barclays Bank PLC	AUD	256	176,213	173,483	—	(2,730)
Expiring 12/18/19	Barclays Bank PLC	AUD	222	152,300	150,277	—	(2,023)
Expiring 12/18/19	Barclays Bank PLC	AUD	98	66,700	66,493	—	(207)
British Pound,
Expiring 12/18/19	Barclays Bank PLC	GBP	1,632	2,026,597	2,013,366	—	(13,231)
Expiring 12/18/19	Barclays Bank PLC	GBP	1,259	1,558,531	1,553,310	—	(5,221)
Expiring 12/18/19	Barclays Bank PLC	GBP	715	882,133	881,920	—	(213)
A1

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	GBP	688	$ 861,577	$ 848,539	$ —	$ (13,038)
Expiring 12/18/19	Barclays Bank PLC	GBP	613	761,021	756,511	—	(4,510)
Expiring 12/18/19	Barclays Bank PLC	GBP	563	695,248	694,721	—	(527)
Expiring 12/18/19	Barclays Bank PLC	GBP	478	599,187	590,212	—	(8,975)
Expiring 12/18/19	Barclays Bank PLC	GBP	366	453,403	451,468	—	(1,935)
Expiring 12/18/19	Barclays Bank PLC	GBP	352	433,982	434,585	603	—
Expiring 12/18/19	Barclays Bank PLC	GBP	326	403,552	402,090	—	(1,462)
Expiring 12/18/19	Barclays Bank PLC	GBP	289	362,561	357,068	—	(5,493)
Expiring 12/18/19	Barclays Bank PLC	GBP	25	30,361	30,230	—	(131)
Canadian Dollar,
Expiring 12/18/19	Barclays Bank PLC	CAD	4,926	3,724,803	3,723,003	—	(1,800)
Expiring 12/18/19	Barclays Bank PLC	CAD	1,882	1,423,048	1,422,393	—	(655)
Expiring 12/18/19	Barclays Bank PLC	CAD	296	224,510	223,907	—	(603)
Expiring 12/18/19	Barclays Bank PLC	CAD	248	187,249	187,214	—	(35)
Expiring 12/18/19	Barclays Bank PLC	CAD	131	99,098	98,785	—	(313)
Expiring 12/18/19	Barclays Bank PLC	CAD	61	46,482	46,159	—	(323)
Expiring 12/18/19	Barclays Bank PLC	CAD	55	41,796	41,887	91	—
Euro,
Expiring 12/18/19	Barclays Bank PLC	EUR	10,365	11,513,294	11,366,441	—	(146,853)
Expiring 12/18/19	Barclays Bank PLC	EUR	75	82,675	81,860	—	(815)
Expiring 12/18/19	Barclays Bank PLC	EUR	50	55,332	54,833	—	(499)
Expiring 12/18/19	Barclays Bank PLC	EUR	48	52,666	52,469	—	(197)
Expiring 12/18/19	Barclays Bank PLC	EUR	37	40,755	40,237	—	(518)
Expiring 12/18/19	Barclays Bank PLC	EUR	24	26,295	26,084	—	(211)
Expiring 12/18/19	Barclays Bank PLC	EUR	5	5,003	4,947	—	(56)
Japanese Yen,
Expiring 12/18/19	Barclays Bank PLC	JPY	964,916	9,117,103	8,976,365	—	(140,738)
Expiring 12/18/19	Barclays Bank PLC	JPY	92,524	861,829	860,724	—	(1,105)
Expiring 12/18/19	Barclays Bank PLC	JPY	65,345	609,407	607,888	—	(1,519)
Expiring 12/18/19	Barclays Bank PLC	JPY	32,292	300,385	300,401	16	—
Expiring 12/18/19	Barclays Bank PLC	JPY	23,882	222,537	222,172	—	(365)
Expiring 12/18/19	Barclays Bank PLC	JPY	12,527	118,316	116,533	—	(1,783)
Expiring 12/18/19	Barclays Bank PLC	JPY	10,506	97,611	97,730	119	—
Expiring 12/18/19	Barclays Bank PLC	JPY	10,448	97,359	97,197	—	(162)
Expiring 12/18/19	Barclays Bank PLC	JPY	6,557	61,663	61,000	—	(663)
Expiring 12/18/19	Barclays Bank PLC	JPY	6,114	56,991	56,881	—	(110)
Expiring 12/18/19	Barclays Bank PLC	JPY	266	2,475	2,477	2	—
New Zealand Dollar,
Expiring 12/18/19	Barclays Bank PLC	NZD	5,234	3,340,382	3,283,426	—	(56,956)
Expiring 12/18/19	Barclays Bank PLC	NZD	1,392	875,878	873,522	—	(2,356)
Expiring 12/18/19	Barclays Bank PLC	NZD	1,251	794,195	784,929	—	(9,266)
Expiring 12/18/19	Barclays Bank PLC	NZD	1,029	648,446	645,628	—	(2,818)
Expiring 12/18/19	Barclays Bank PLC	NZD	957	609,498	600,193	—	(9,305)
Expiring 12/18/19	Barclays Bank PLC	NZD	813	514,124	509,888	—	(4,236)
Expiring 12/18/19	Barclays Bank PLC	NZD	776	491,158	486,679	—	(4,479)
Expiring 12/18/19	Barclays Bank PLC	NZD	482	305,925	302,415	—	(3,510)
Expiring 12/18/19	Barclays Bank PLC	NZD	331	207,857	207,848	—	(9)
Expiring 12/18/19	Barclays Bank PLC	NZD	168	105,998	105,331	—	(667)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	2,983	1,906,470	1,871,122	—	(35,348)
Norwegian Krone,
Expiring 12/18/19	Barclays Bank PLC	NOK	6,371	707,372	701,160	—	(6,212)
Expiring 12/18/19	Barclays Bank PLC	NOK	4,774	531,896	525,463	—	(6,433)
Expiring 12/18/19	Barclays Bank PLC	NOK	3,762	420,299	414,077	—	(6,222)
Expiring 12/18/19	Barclays Bank PLC	NOK	930	102,840	102,328	—	(512)
Expiring 12/18/19	Barclays Bank PLC	NOK	511	56,329	56,244	—	(85)
A2

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	NOK	75	$ 8,225	$ 8,215	$ —	$ (10)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	922	670,324	667,346	—	(2,978)
Expiring 12/18/19	Barclays Bank PLC	SGD	608	440,361	440,199	—	(162)
Expiring 12/18/19	Barclays Bank PLC	SGD	448	325,104	324,683	—	(421)
Expiring 12/18/19	Barclays Bank PLC	SGD	253	183,322	183,423	101	—
Expiring 12/18/19	Barclays Bank PLC	SGD	103	74,478	74,395	—	(83)
Expiring 12/18/19	Barclays Bank PLC	SGD	64	46,355	46,060	—	(295)
Swedish Krona,
Expiring 12/18/19	Barclays Bank PLC	SEK	87,190	9,059,204	8,905,496	—	(153,708)
Expiring 12/18/19	Barclays Bank PLC	SEK	15,168	1,561,715	1,549,266	—	(12,449)
Expiring 12/18/19	Barclays Bank PLC	SEK	15,099	1,557,276	1,542,154	—	(15,122)
Expiring 12/18/19	Barclays Bank PLC	SEK	14,637	1,513,533	1,495,002	—	(18,531)
Expiring 12/18/19	Barclays Bank PLC	SEK	13,315	1,381,925	1,360,016	—	(21,909)
Expiring 12/18/19	Barclays Bank PLC	SEK	8,835	919,371	902,444	—	(16,927)
Expiring 12/18/19	Barclays Bank PLC	SEK	5,861	609,697	598,628	—	(11,069)
Expiring 12/18/19	Barclays Bank PLC	SEK	5,633	586,210	575,311	—	(10,899)
Expiring 12/18/19	Barclays Bank PLC	SEK	4,863	502,609	496,679	—	(5,930)
Expiring 12/18/19	Barclays Bank PLC	SEK	4,394	455,973	448,774	—	(7,199)
Expiring 12/18/19	Barclays Bank PLC	SEK	2,095	218,700	214,018	—	(4,682)
Expiring 12/18/19	Barclays Bank PLC	SEK	1,371	142,807	140,080	—	(2,727)
Expiring 12/18/19	Barclays Bank PLC	SEK	621	64,443	63,477	—	(966)
Expiring 12/18/19	Barclays Bank PLC	SEK	563	58,160	57,501	—	(659)
Expiring 12/18/19	Barclays Bank PLC	SEK	433	44,431	44,225	—	(206)
				$76,042,455	$75,174,628	932	(868,759)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Barclays Bank PLC	AUD	1,359	$ 928,590	$ 919,492	$ 9,098	$ —
Expiring 12/18/19	Barclays Bank PLC	AUD	755	511,175	510,617	558	—
Expiring 12/18/19	Barclays Bank PLC	AUD	577	390,432	390,676	—	(244)
Expiring 12/18/19	Barclays Bank PLC	AUD	258	174,586	174,495	91	—
Expiring 12/18/19	Barclays Bank PLC	AUD	101	68,312	68,218	94	—
Expiring 12/18/19	Barclays Bank PLC	AUD	65	44,554	44,269	285	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	10,784	7,364,967	7,296,567	68,400	—
British Pound,
Expiring 12/18/19	Barclays Bank PLC	GBP	1,930	2,368,069	2,380,967	—	(12,898)
Expiring 12/18/19	Barclays Bank PLC	GBP	705	882,516	869,124	13,392	—
Expiring 12/18/19	Barclays Bank PLC	GBP	547	678,243	674,921	3,322	—
Expiring 12/18/19	Barclays Bank PLC	GBP	283	354,418	349,202	5,216	—
Expiring 12/18/19	Barclays Bank PLC	GBP	253	314,704	311,519	3,185	—
Expiring 12/18/19	Barclays Bank PLC	GBP	85	104,028	104,436	—	(408)
Expiring 12/18/19	Barclays Bank PLC	GBP	6	7,918	7,818	100	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	2,221	2,725,431	2,740,182	—	(14,751)
Canadian Dollar,
Expiring 12/18/19	Barclays Bank PLC	CAD	1,284	968,598	970,338	—	(1,740)
Expiring 12/18/19	Barclays Bank PLC	CAD	1,137	859,498	859,270	228	—
Expiring 12/18/19	Barclays Bank PLC	CAD	1,097	827,897	828,853	—	(956)
Expiring 12/18/19	Barclays Bank PLC	CAD	820	623,982	619,391	4,591	—
Expiring 12/18/19	Barclays Bank PLC	CAD	785	592,531	593,052	—	(521)
Expiring 12/18/19	Barclays Bank PLC	CAD	497	375,324	375,869	—	(545)
A3

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	CAD	492	$ 370,950	$ 371,767	$ —	$ (817)
Expiring 12/18/19	Barclays Bank PLC	CAD	439	331,147	331,934	—	(787)
Expiring 12/18/19	Barclays Bank PLC	CAD	367	278,332	277,021	1,311	—
Expiring 12/18/19	Barclays Bank PLC	CAD	145	109,302	109,306	—	(4)
Expiring 12/18/19	Barclays Bank PLC	CAD	63	47,462	47,393	69	—
Expiring 12/18/19	Barclays Bank PLC	CAD	38	28,705	28,556	149	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	128	96,784	96,727	57	—
Euro,
Expiring 12/18/19	Barclays Bank PLC	EUR	134	148,668	146,517	2,151	—
Expiring 12/18/19	Barclays Bank PLC	EUR	82	90,805	89,642	1,163	—
Expiring 12/18/19	Barclays Bank PLC	EUR	74	82,332	81,169	1,163	—
Expiring 12/18/19	Barclays Bank PLC	EUR	55	60,470	60,466	4	—
Expiring 12/18/19	Barclays Bank PLC	EUR	30	33,730	33,247	483	—
Expiring 12/18/19	Barclays Bank PLC	EUR	25	27,519	27,409	110	—
Expiring 12/18/19	Barclays Bank PLC	EUR	24	26,735	26,331	404	—
Expiring 12/18/19	Barclays Bank PLC	EUR	21	23,670	23,382	288	—
Expiring 12/18/19	Barclays Bank PLC	EUR	19	20,605	20,567	38	—
Expiring 12/18/19	Barclays Bank PLC	EUR	8	8,704	8,615	89	—
Expiring 12/18/19	Barclays Bank PLC	EUR	7	7,435	7,304	131	—
Expiring 12/18/19	Barclays Bank PLC	EUR	4	4,273	4,213	60	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	1,426	1,584,151	1,563,693	20,458	—
Japanese Yen,
Expiring 12/18/19	Barclays Bank PLC	JPY	53,854	507,232	500,992	6,240	—
Expiring 12/18/19	Barclays Bank PLC	JPY	50,638	474,807	471,071	3,736	—
Expiring 12/18/19	Barclays Bank PLC	JPY	46,729	436,236	434,703	1,533	—
Expiring 12/18/19	Barclays Bank PLC	JPY	43,807	409,827	407,522	2,305	—
Expiring 12/18/19	Barclays Bank PLC	JPY	26,164	245,421	243,400	2,021	—
Expiring 12/18/19	Barclays Bank PLC	JPY	22,923	213,874	213,251	623	—
Expiring 12/18/19	Barclays Bank PLC	JPY	9,261	86,344	86,153	191	—
Expiring 12/18/19	Barclays Bank PLC	JPY	7,863	73,251	73,143	108	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	589,931	5,573,925	5,487,970	85,955	—
New Zealand Dollar,
Expiring 12/18/19	Barclays Bank PLC	NZD	2,157	1,389,437	1,353,018	36,419	—
Expiring 12/18/19	Barclays Bank PLC	NZD	1,766	1,137,176	1,107,756	29,420	—
Expiring 12/18/19	Barclays Bank PLC	NZD	1,013	652,940	635,527	17,413	—
Expiring 12/18/19	Barclays Bank PLC	NZD	789	497,587	495,175	2,412	—
Expiring 12/18/19	Barclays Bank PLC	NZD	685	437,864	429,981	7,883	—
Expiring 12/18/19	Barclays Bank PLC	NZD	658	424,638	412,715	11,923	—
Expiring 12/18/19	Barclays Bank PLC	NZD	542	347,212	340,124	7,088	—
Expiring 12/18/19	Barclays Bank PLC	NZD	243	155,960	152,438	3,522	—
Expiring 12/18/19	Barclays Bank PLC	NZD	225	141,714	141,404	310	—
Norwegian Krone,
Expiring 12/18/19	Barclays Bank PLC	NOK	53,221	5,925,662	5,857,329	68,333	—
Expiring 12/18/19	Barclays Bank PLC	NOK	9,492	1,049,850	1,044,680	5,170	—
Expiring 12/18/19	Barclays Bank PLC	NOK	9,195	1,026,168	1,011,947	14,221	—
Expiring 12/18/19	Barclays Bank PLC	NOK	8,676	973,351	954,846	18,505	—
Expiring 12/18/19	Barclays Bank PLC	NOK	7,334	819,144	807,136	12,008	—
Expiring 12/18/19	Barclays Bank PLC	NOK	6,941	776,461	763,904	12,557	—
Expiring 12/18/19	Barclays Bank PLC	NOK	3,446	385,427	379,226	6,201	—
Expiring 12/18/19	Barclays Bank PLC	NOK	3,177	354,906	349,620	5,286	—
Expiring 12/18/19	Barclays Bank PLC	NOK	2,847	318,783	313,349	5,434	—
Expiring 12/18/19	Barclays Bank PLC	NOK	744	83,321	81,924	1,397	—
Expiring 12/18/19	Barclays Bank PLC	NOK	672	74,759	73,989	770	—
Expiring 12/18/19	Barclays Bank PLC	NOK	589	65,130	64,830	300	—
Expiring 12/18/19	Barclays Bank PLC	NOK	563	62,084	62,010	74	—
A4

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	3,424	$ 381,154	$ 376,858	$ 4,296	$ —
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	6,031	4,363,882	4,367,624	—	(3,742)
Expiring 12/18/19	Barclays Bank PLC	SGD	2,018	1,470,933	1,461,373	9,560	—
Expiring 12/18/19	Barclays Bank PLC	SGD	1,195	869,546	865,578	3,968	—
Expiring 12/18/19	Barclays Bank PLC	SGD	750	542,281	543,062	—	(781)
Expiring 12/18/19	Barclays Bank PLC	SGD	713	518,753	516,203	2,550	—
Expiring 12/18/19	Barclays Bank PLC	SGD	708	512,558	512,480	78	—
Expiring 12/18/19	Barclays Bank PLC	SGD	435	314,660	314,879	—	(219)
Expiring 12/18/19	Barclays Bank PLC	SGD	430	312,906	311,677	1,229	—
Expiring 12/18/19	Barclays Bank PLC	SGD	275	199,629	199,095	534	—
Expiring 12/18/19	Barclays Bank PLC	SGD	266	193,215	192,567	648	—
Expiring 12/18/19	Barclays Bank PLC	SGD	246	178,410	177,943	467	—
Expiring 12/18/19	Barclays Bank PLC	SGD	105	76,382	76,080	302	—
Expiring 12/18/19	Barclays Bank PLC	SGD	18	12,985	12,958	27	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	1,716	1,241,212	1,242,508	—	(1,296)
Swedish Krona,
Expiring 12/18/19	Barclays Bank PLC	SEK	14,605	1,516,742	1,491,777	24,965	—
Expiring 12/18/19	Barclays Bank PLC	SEK	5,539	579,562	565,775	13,787	—
Expiring 12/18/19	Barclays Bank PLC	SEK	2,972	308,247	303,506	4,741	—
Expiring 12/18/19	Barclays Bank PLC	SEK	162	16,560	16,547	13	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	59,116	6,141,624	6,038,036	103,588	—
				$69,419,284	$68,782,194	676,799	(39,709)
						$677,731	$(908,468)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5